Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Federal deposit insurance coverage amount	$ 250,000	$ 250,000
Other Nonoperating Income (Expense) [Member]
Offering costs associated with warrant liabilities	433,000
Previously Reported [Member]
Threshold Net Tangible assets required to be maintained for compliance	$ 5,000,001	$ 5,000,001
IPO [Member]
Warrants And Rights Issued	10,916,667
Over-Allotment Option [Member]
Warrants And Rights Issued	6,250,000
Private Placement [Member]
Warrants And Rights Issued	4,666,667	4,666,667
Fair Value Measured at Net Asset Value Per Share [Member]
Net asset value per share	$ 1.00
Common Class A [Member]
Temporary shares outstanding	25,000,000	25,000,000
Common Stock [Member]
Antidilutive securities	10,916,667	10,916,667